Document and Entity Information	12 Months Ended
Mar. 31, 2018 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	MMYT
Entity Registrant Name	MakeMyTrip Ltd
Entity Central Index Key	0001495153
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Ordinary Shares, Undefined [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	59,343,426
Class B Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	42,638,206